Income Tax (Details) - USD ($)	12 Months Ended
	May 31, 2017	May 31, 2016
Federal income tax benefit attributable to:
Current Operations	$ 541,179	$ 221,417
Less: valuation allowance	(541,179)	(221,417)
Net provision for Federal income taxes